Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	€ 29.0	€ 29.8	€ 36.5
Provision used	10.0	12.2
Release of provision	7.3	4.1
Restructuring
Disclosure of other provisions [line items]
Provisions	12.3	8.3	12.7
Provision used	8.3	10.2
Release of provision	2.7	1.6
Provisions related to other, non-income taxes
Disclosure of other provisions [line items]
Provisions	7.3	7.4	7.6
Provision used	0.0	0.0
Release of provision	0.1	0.2
Other provision
Disclosure of other provisions [line items]
Provisions	9.4	14.1	€ 16.2
Provision used	1.7	2.0
Release of provision	4.5	2.3
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	2.8	4.4
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	2.7	3.0
Restricted Shares | Provisions related to other, non-income taxes
Disclosure of other provisions [line items]
Provisions	€ 1.5	€ 3.2